SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED USING THE BLACK-SCHOLES OPTION PRICING MODEL
As of December 31,
	2022	2021
Exercise price	$0.28-$0.65	$0.41-$1.81
Expected volatility	93%-95%	93%-99%
Risk-free interest	1.5%-4.5%	0.26%-0.7%
Expected life of up to (years)	3.5-4.5	3.88-4.43

SCHEDULE OF OPTION ACTIVITY

The following table summarizes the option activity for the years ended December 31, 2022, and 2021 for options granted to employees, officers, and directors:

	As of December 31,
	2022			2021
	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)	Number of options	Weighted average exercise price	Weighted average remaining contractual term. (In years)
Outstanding at beginning of period (c)	22,860,713	$0.5	4.84	24,076,750	$0.47	1.61
Granted (d)	13,075,000	$0.28		3,355,000	$0.91
Exercised	(33,333)	$0.22		(2,707,286)	$0.49
Forfeited	(1,649,164)	0.72		(1,863,751)	$1.63
Outstanding at the end of period	34,253,216	$0.43	5.92	22,860,713	$0.5	4.84
Exercisable at the end of period	19,427,796		4.73	14,749,296		4.29

(*)	The weighted average fair value of options granted during the year ended December 31, 2022, was $ 0.08 per share.

SCHEDULE OF SHARE-BASED COMPENSATION EXPENSE

The total share-based compensation expense, related to Ordinary Shares, options granted to employees, directors and service providers was comprised, at each period, as follows:

	Year ended December 31,
	2022	2021	2020
	USD in thousands
Cost of revenues	25	5	—
Research and development	929	1,161	469
Marketing and sales	196	169	62
General and administrative	676	1,129	631
	1,826	2,464	1,162
Less: Share-based compensation expense attributable to non-controlling interests	225	154	74
Share-based compensation expense attributable to Foresight Autonomous Holdings Ltd.	1,601	2,310	1,088